Financial instruments and risk management (Details 7) - Cash flow hedges [member] - Currency risk [member] R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$) Number
IfrsStatementLineItems [Line Items]
Notional	R$ 574,500
Fair value	R$ 95,958
Non-deliverable forward [member]
IfrsStatementLineItems [Line Items]
Hedged object	USD Exports
Asset	BRL
Liabilities	USD
Maturity	1st Qtr. 2024
Notional	R$ 128,500
Designation rate | Number	5.2959
Fair value	R$ 52,159
Nondeliverable Forward One [Member]
IfrsStatementLineItems [Line Items]
Hedged object	USD Exports
Asset	BRL
Liabilities	USD
Maturity	2nd Qtr. 2024
Notional	R$ 65,500
Designation rate | Number	5.1633
Fair value	R$ 14,564
Nondeliverable Forward Two [Member]
IfrsStatementLineItems [Line Items]
Hedged object	USD Exports
Asset	BRL
Liabilities	USD
Maturity	3rd Qtr. 2024
Notional	R$ 45,500
Designation rate | Number	5.2487
Fair value	R$ 11,528
Collar [Member]
IfrsStatementLineItems [Line Items]
Hedged object	USD Exports
Asset	BRL
Liabilities	USD
Maturity	1st Qtr. 2024
Notional	R$ 295,000
Designation rate | Number	5.0122
Fair value	R$ 15,693
Collar One [Member]
IfrsStatementLineItems [Line Items]
Hedged object	USD Exports
Asset	BRL
Liabilities	USD
Maturity	2nd Qtr. 2024
Notional	R$ 40,000
Designation rate | Number	5.0151
Fair value	R$ 2,014